Related Party Information (Tables)	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with the FCA Group are reflected in the Company’s condensed consolidated statements of operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Net sales	$197	$159	$613	$570
Cost of goods sold	$110	$101	$352	$356
Selling, general and administrative expenses	$38	$42	$112	$123

	September 30, 2016	December 31, 2015
	(in millions)
Trade receivables	$16	$14
Trade payables	$113	$136

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Net sales	$151	$144	$515	$523
Cost of goods sold	$61	$133	$305	$311

	September 30, 2016	December 31, 2015
	(in millions)
Trade receivables	$105	$72
Trade payables	$97	$156